Partnership Equity and Distributions (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Cash Distribution

The following table presents our cash distributions paid in 2012, 2011 and 2010:

Payment Date	Per Unit Distribution	Total Cash Distribution
		(Millions)
November 14, 2012	$0.6800	$53
August 14, 2012	$0.6700	$49
May 15, 2012	$0.6600	$43
February 14, 2012	$0.6500	$37
November 14, 2011	$0.6400	$35
August 12, 2011	$0.6325	$34
May 13, 2011	$0.6250	$33
February 14, 2011	$0.6175	$30
November 12, 2010	$0.6100	$27
August 13, 2010	$0.6100	$25
May 14, 2010	$0.6000	$25
February 12, 2010	$0.6000	$25